Profit before taxation - Additional Information (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
General and administrative expenses
Disclosure Of Profit From Operations Explanatory [Line Items]
Cost of revenues	$ 803.0	$ 651.0	$ 564.6